Investment Objectives and Goals - Abacus Flexible Bond Leaders ETF	Jun. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Abacus Flexible Bond Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Abacus Flexible Bond Leaders ETF (formerly, Abacus Tactical High Yield ETF) (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index (formerly, Abacus Tactical High Yield Index) (the “Underlying Index”).